Equity accounted investments- Mimosa (Details) - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	[1]	R 7,594	R 5,621
Balance at end of the year		8,471	7,594	[1]	R 5,621	[1]
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year		5,413	3,929		2,688
Share of results of equity-accounted investee after tax		1,061	1,702		1,300
Dividends received		(243)	(667)		(103)
Foreign currency translation		419	449		44
Balance at end of the year		R 6,650	R 5,413		R 3,929

[1]	* Restated — see note 1.5